ACQUISITION (Acquisition of Motel 168, Unaudited Pro Forma Financial Information) (Details) (Motel 168 [Member], CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Motel 168 [Member]
Business Acquisition [Line Items]
Net revenues	4,753,563
Income from operations	290,302
Net income	255,998
Basic (in RMB per share)	2.84
Diluted (in RMB per share)	0.23
Net amortization of identifiable intangible assets and unfavorable leases	4,203
Transaction costs	63,824